Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 3,645,386,969	$ 3,989,716,990
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Assets	2,795,486,101	2,940,871,838
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Assets	704,892,248	900,201,584
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Assets	42,586,175	41,006,180
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Assets	63,400,945	56,257,348
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Assets	35,949,772	47,985,109
Others [Member]
IfrsStatementLineItems [Line Items]
Assets	$ 3,071,728	$ 3,394,931